Fair Value Accounting - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		$ 15,000
Long-term investments	49,053	37,472
Other long-term investments	254,253	270,612
Long-term investments included in non-current assets held for sale		(2,280)
Assets	303,306	320,804
Payable to related parties	71,886
Rights offering derivative liabilities	928,280
Embedded derivative liability	3,395	8,876
Liabilities	1,003,561	8,876
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		15,000
Long-term investments	31,121	37,472
Other long-term investments
Long-term investments included in non-current assets held for sale		(2,280)
Assets	31,121	50,192
Payable to related parties
Rights offering derivative liabilities	456,827
Embedded derivative liability
Liabilities	456,827
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Long-term investments	17,932
Other long-term investments
Long-term investments included in non-current assets held for sale
Assets	17,932
Payable to related parties	71,886
Rights offering derivative liabilities	471,453
Embedded derivative liability	3,395	8,876
Liabilities	546,734	8,876
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Long-term investments
Other long-term investments	254,253	270,612
Long-term investments included in non-current assets held for sale
Assets	254,253	270,612
Payable to related parties
Rights offering derivative liabilities
Embedded derivative liability
Liabilities